Financial Costs and Loss/(gain) on Derivatives - Loss/(gain) on Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Loss/(Gain) on Derivatives
Unrealized loss/(gain) on derivative financial instruments held for trading (Note 15)	$ (4,049)	$ 9,140	$ (31,457)	$ 80,472
Ineffective portion of cash flow hedges	1,518	1,065	(114)	(218)
Total loss/(gain) on derivatives	6,310	13,467	(13,973)	84,591
Interest rate swaps held for trading
Loss/(Gain) on Derivatives
Unrealized loss/(gain) on derivative financial instruments held for trading (Note 15)	(3,718)	9,847	(32,044)	79,827
Realized loss/(gain) on derivative financial instruments held for trading	8,946	2,731	17,653	3,600
Forward foreign exchange contracts held for trading
Loss/(Gain) on Derivatives
Unrealized loss/(gain) on derivative financial instruments held for trading (Note 15)	(331)	(748)	587	604
Realized loss/(gain) on derivative financial instruments held for trading	$ (105)	$ 531	$ (55)	$ 737